Share-based payments - Summary of Assumptions Used to Estimate the Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate		0.43%
Expected dividends | $	$ 0.02	$ 0.02
Forfeiture rate	11.00%	11.00%
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	0.70%
Expected volatility (range)	60.00%	55.00%
Expected life (range)	1.80	1.82
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate	1.05%
Expected volatility (range)	65.00%	63.00%
Expected life (range)	3.80	3.82